[PBHG LOGO OMITTED] PBHG

INSURANCE SERIES FUND, INC.
PROSPECTUS MAY 1, 2000

[BULLET] PBHG GROWTH II PORTFOLIO
[BULLET] PBHG LARGE CAP GROWTH PORTFOLIO
[BULLET] PBHG SELECT VALUE PORTFOLIO
[BULLET] PBHG MID-CAP VALUE PORTFOLIO
[BULLET] PBHG SMALL CAP VALUE PORTFOLIO
[BULLET] PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
[BULLET] PBHG SELECT 20 PORTFOLIO

As with all mutual funds, the Securities & Exchange Commission has not approved any Portfolio shares as an investment or determined whether this prospectus is complete. Anyone who tells you otherwise is committing a crime.

                                                         =======================
INTRODUCTION

AN INTRODUCTION TO PBHG INSURANCE SERIES FUND AND THIS PROSPECTUS:

PBHG Insurance Series Fund, Inc. is a mutual fund that sells shares in its separate investment Portfolios through variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered by separate accounts of certain insurance companies ("Participating Insurance Companies").

Each Portfolio has its own investment goal and strategies for reaching that goal. Before investing, make sure the Portfolio's goal matches your own. In general, these Portfolios are designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These Portfolios may not be suitable for investors who require regular income or stability of principal, or who are pursuing a short-term investment goal, such as investing emergency reserves.

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for each Portfolio. Pilgrim Baxter Value Investors, Inc. ("Value Investors"), a wholly-owned subsidiary of Pilgrim Baxter, is the sub-adviser for the Small Cap Value, Mid-Cap Value and Select Value Portfolios. Pilgrim Baxter and Value Investors invest Portfolio assets in a way that they believe will help a Portfolio achieve its goal. However, there is no guarantee that a Portfolio will achieve its goal.

This Prospectus contains important information you should know before investing in any Portfolio and as a shareholder in a Portfolio. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Portfolios, please refer to the back cover of this Prospectus.

         PORTFOLIO SUMMARIES                                   2
                  PBHG Growth II  Portfolio
                  PBHG Large Cap Growth Portfolio
                  PBHG Select Value Portfolio
                  PBHG Mid-Cap Value Portfolio
                  PBHG Small Cap Value  Portfolio
                  PBHG Technology & Communications Portfolio
                  PBHG Select 20 Portfolio
         MORE ABOUT THE PORTFOLIOS                            16
         THE INVESTMENT ADVISER AND SUB-ADVISER               22
         YOUR INVESTMENT                                      24
                  Pricing Portfolio Shares
                  Buying and Selling Portfolio Shares
                  Distributions and Taxes
                  Potential Conflicts of Interest
         FINANCIAL HIGHLIGHTS                                 26

===============
PBHG GROWTH II PORTFOLIO

GOAL:
The Portfolio seeks to provide investors with capital appreciation.

MAIN INVESTMENT STRATEGIES:
Under normal market conditions, the Portfolio invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies. These companies generally have market capitalizations or annual revenues between $500 million and $10 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

The Portfolio may use options and futures contracts for hedging and risk management.

MAIN INVESTMENT RISKS:
The value of your investment in the Portfolio will go up and down, which means you could lose money, but you also have the potential to make money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes small and medium sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may even go down in price.

The Portfolio's use of options and futures contracts may reduce returns or increase volatility.

Although the Portfolio strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Russell MidCap(TM) Growth Index, a widely recognized, unmanaged index that tracks the performance of the 800 smallest stocks in the Russell 1000 Index with greater-than-average growth orientation. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

[BAR CHART OMITTED]
1999     98.19%
1998     8.19%



                                  BEST QUARTER
         4th Quarter 1999           49.97%

                                  WORST QUARTER
         3rd Quarter 1998           -21.28%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/99
                  PAST              SINCE INCEPTION
                  1 YEAR            (4/30/97)
------------------------------------------------------
Growth II Portfolio        98.19%           36.70%

Russell MidCap(TM)
Growth Index               51.30%           34.71%

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 16.

                                                           =====================
FEES AND EXPENSES:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid from your investment. Annual operating expenses are paid out of the Portfolio's assets, so their effect is included in the share price. The expenses listed below are based on the Portfolio's last fiscal year.

FEES AND EXPENSES TABLE

         SHAREHOLDER TRANSACTION FEES
         (Fees paid directly from your investment)
--------------------------------------------------------------------------------
         Maximum Sales Charge (Load)
                  Imposed on Purchases . . . . . . . . . . . . . . . . None
                  Maximum Deferred Sales Charge (Load) . . . . . . . . None
         Maximum Sales Charge (Load)
                  Imposed on Reinvested
                  Dividends (and Other Distributions) . . . . . . . . .None
         Redemption Fee . . . . . . . . . . . . . . . . . . . . . . . .None
         Exchange Fee . . . . . . . . . . . . . . . . . . . . . . . .  None

         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
         Management Fees . . . . . . . . . . . . . . . . . . . . . . . 0.85%
         Distribution and/or Services (12b-1) Fees . . . . . . . . .   None
         Other Expensess . . . . . . . . . . . . . . . . . . . . . . . 0.35%
         Total Annual Fund Operating Expenses . . . . . . . . . .      1.20%*

* You should know that Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. You should also know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. In 1999, the Board elected to reimburse $31,616 in waived fees, which are included in the calculation of "Other Expenses" above. At the time of the election, the Portfolio had total assets in excess of $128 million.

EXAMPLE:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

                      YOUR COST
         1 YEAR                             $122
         3 YEARS                            $381
         5 YEARS                            $660
         10 YEARS                           $1,455

===================
PBHG LARGE CAP GROWTH PORTFOLIO

GOAL:
The Portfolio seeks to provide investors with long-term growth of capital.

MAIN INVESTMENT STRATEGIES:
Under normal market conditions, the Portfolio invests at least 65% of its total assets in growth securities, such as common stocks, of large capitalization companies. These companies generally have market capitalizations over $1 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

The Portfolio also may use options and futures contracts for hedging and risk management.

MAIN INVESTMENT RISKS:
The value of your investment in the Portfolio will go up and down, which means you could lose money, but you also have the potential to make money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes.

While the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may even go down in price, the Portfolio's emphasis on large company securities may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.

The Portfolio's use of options and futures contracts may reduce returns or increase volatility.

Although the Portfolio strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

[BAR CHART OMITTED]
1999     65.22%
1998     30.63%


                     BEST QUARTER
         4th Quarter 1999           55.36%
                    WORST QUARTER
         3rd Quarter 1998           -11.20%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/99
                  PAST     SINCE INCEPTION
                  1 YEAR   (4/30/97)
-------------------------------------------
Large Cap
Growth Portfolio    65.22%   41.99%

S&P 500(R) Index    21.04%   27.40%

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 16.

                                                         =======================
FEES AND EXPENSES:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid from your investment. Annual operating expenses are paid out of the Portfolio's assets, so their effect is included in the share price. The expenses listed below are based on the Portfolio's last fiscal year.

FEES AND EXPENSES TABLE
         SHAREHOLDER TRANSACTION FEES
         (Fees paid directly from your investment)
--------------------------------------------------------------------
         Maximum Sales Charge (Load)
                  Imposed on Purchases . . . . . . . . . . . .  None
         Maximum Deferred Sales Charge (Load)  . . . . . . . . .None
         Maximum Sales Charge (Load)
                  Imposed on Reinvested
                  Dividends and Other Distributions . . . . . . None
         Redemption Fee . . . . . . . . . . . . . . . . . . . . None
         Exchange Fee . . . . . . . . . . . . . . . . . . . . . None

         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------
         Management Fees . . . . . . . . . . . . . . . . . . . .0.75%
         Distribution and/or Services (12b-1) Fees . . . . . . .None
         Other Expenses . . . . . . . . . . . . . . . . . . . . 0.42%
         Total Annual Fund Operating Expenses . . . . . .. . . .1.17%
         Less: Fee Waiver (and/or Expense Reimbursement). . ..  0.07%
         Net Expenses . . . . . . . . . . . . . . . . . . . . . 1.10%*

* This is the actual total fund operating expense you would have paid as an investor in this Portfolio for the fiscal year ended December 31, 1999. That's because Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.10%. You should know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.10%, the Portfolio's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.

EXAMPLE:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes five assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; 4) the Portfolio's operating expenses remain the same for the time periods shown and; 5) the expense cap is in place only for one year. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

                         YOUR COST
         1 YEAR                             $112
         3 YEARS                            $365
         5 YEARS                            $637
         10 YEARS                           $1414

===================
PBHG SELECT VALUE PORTFOLIO

GOAL:
The Portfolio seeks to provide investors long-term growth of capital and income. Current income is a secondary objective.

MAIN INVESTMENT STRATEGIES:
Under normal market conditions, the Portfolio invests at least 65% of its total assets in value securities, such as common stocks, of no more than 30 companies with large market capitalizations. These companies generally have market capitalizations greater than $1 billion. The securities in the Portfolio are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

The Portfolio may use options and futures contracts for hedging and risk management.

MAIN INVESTMENT RISKS:
The value of your investment in the Portfolio will go up and down, which means you could lose money, but you also have the potential to make money.

The Portfolio invests in a limited number of stocks in order to achieve a potentially greater investment return than a more widely diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than it would in a more widely diversified fund.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes.

While the value securities in the Portfolio may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may even go down in price, the Portfolio's emphasis on large company securities may limit some of the risk associated with value investing because large company securities tend to be less volatile than smaller company securities.

The Portfolio's use of options and futures contracts may reduce returns or increase volatility.

Although the Portfolio strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future.


[BAR CHART OMITTED]
1999      8.89%
1998     37.96%


                       BEST QUARTER
         4th Quarter 1998           29.59%
                     WORST QUARTER
         3rd Quarter 1998           -7.54%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/99
                  PAST     SINCE INCEPTION
                  1 YEAR   (10/28/97)
--------------------------------------------
Select
Value Portfolio     8.89%            22.93%

S&P 500(R)Index    21.04%            26.23%

Prior to May 1, 2000, the Portfolio was named the PBHG Large Cap Value Portfolio and was not limited in the number of stocks it could hold. Therefore, the Portfolio's performance prior to May 1, 2000 may not be indicative of how it will perform in the future.

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 16.

                                                       =========================
FEES AND EXPENSES:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid from your investment. Annual operating expenses are paid out of the Portfolio's assets, so their effect is included in the share price. The expenses listed below are based on the Portfolio's last fiscal year.

FEES AND EXPENSES TABLE
         SHAREHOLDER TRANSACTION FEES
         (Fees paid directly from your investment)
---------------------------------------------------------------------
         Maximum Sales Charge (Load)
                  Imposed on Purchases . . . . . . . . . . . . . .None
         Maximum Deferred Sales Charge (Load). . . . . . . . . . .None
         Maximum Sales Charge (Load)
                  Imposed on Reinvested
                  Dividends and Other Distributions . . . . . . . None
         Redemption Fee . . . . . . . . . . . . . . . . . . . . . None
         Exchange Fee . . . . . . . . . . . . . . . . . . . . . . None

         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from portfolio assets)
---------------------------------------------------------------------
         Management Fees . . . . . . . . . . . . . . . . . . . . .0.65%
         Distribution and/or Services (12b-1) Fees . . . . . . .  None
         Other Expenses . . . . . . . . . . . . . . . . . . . . . 0.30%
         Total Annual Fund Operating Expenses . . . . . . . . . . 0.95%*

* You should know that Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.00%. You should also know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.00%, the Portfolio's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.

EXAMPLE:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

                      YOUR COST
         1 YEAR                             $97
         3 YEARS                            $303
         5 YEARS                            $525
         10 YEARS                           $1,166

=======================
PBHG MID-CAP VALUE PORTFOLIO


GOAL:
The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

MAIN INVESTMENT STRATEGIES:
Under normal market conditions, the Portfolio invests at least 65% of its total assets in value securities, such as common stocks, issued by companies with market capitalizations within the range of the S&P MidCap(R) 400 Index. The securities in the Portfolio are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

The Portfolio may use options and futures contracts for hedging and risk management.

MAIN INVESTMENT RISKS:
The value of your investment in the Portfolio will go up and down, which means you could lose money, but you also have the potential to make money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes value securities of medium sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the value securities in the Portfolio may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may even go down in price.

The Portfolio's use of options and futures contracts may reduce returns or increase volatility.

Although the Portfolio strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:
The bar chart and performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of its benchmark, the S&P MidCap(R) 400 Index, a widely recognized, unmanaged index that tracks the performance of 400 mid-cap stocks, and the S&P Barra Midcap Value Index, a widely recognized, unmanaged index that tracks the performance of those S&P MidCap 400 companies with lower price-to-book ratios and forecasted growth rates. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

[BAR CHART OMITTED]
1999     25.66%


                     BEST QUARTER
         4th Quarter 1999           16.07%
                    WORST QUARTER
         3rd Quarter 1999           -6.41%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/99
                      PAST      SINCE INCEPTION
                     1 YEAR        (11/30/98)
--------------------------------------------------
Mid-Cap
Value Portfolio      25.66%       35.90%
S&P MidCap
400 Index            14.77%       26.12%
S&P Midcap 400/BARRA
Value Index           2.32%        6.34%

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 16.

====================
FEES AND EXPENSES:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid from your investment. Annual operating expenses are paid out of the Portfolio's assets, so their effect is included in the share price. The expenses listed below are based on the Portfolio's last fiscal year.

FEES AND EXPENSES TABLE
         SHAREHOLDER TRANSACTION FEES
         (Fees paid directly from your investment)
----------------------------------------------------------------------
         Maximum Sales Charge (Load)
                  Imposed on Purchases . . . . . . . . . . . . . .None
         Maximum Deferred Sales Charge (Load) . . . . . . . . . . None
         Maximum Sales Charge (Load)
                  Imposed on Reinvested
                  Dividends and Other Distributions   . . . . . . None
         Redemption Fee . . . . . . . . . . . . . . . . . . . . . None
         Exchange Fee . . . . . . . . . . . . . . . . . . . . . . None

         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from portfolio assets)
----------------------------------------------------------------------
         Management Fees . . . . . . . . . . . . . . . . . . . . .0.85%
         Distribution and/or Services (12b-1) Fees . . . . . . . .None
         Other Expenses . . . . . . . . . . . . . . . . . . . . . 5.04%
         Total Annual Fund Operating Expenses . . . . . . . . . . 5.89%
         Less:  Fee Waiver (and/or Expense Reimbursement). . . .  4.69%
         Net Expenses . . . . . . . . . . . . . . . . . . . . . . 1.20%*

* This is the actual total fund operating expense you would have paid as an investor in this Portfolio for the fiscal year ended December 31, 1999. That's because Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. You should know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.

EXAMPLE:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes five assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; 4) the Portfolio's operating expenses remain the same for the time periods shown and; 5) the expense cap is in place only for one year. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

                         YOUR COST
         1 YEAR                             $122
         3 YEARS                            $1,334
         5 YEARS                            $2,525
         10 YEARS                           $5,409

=======================
PBHG SMALL CAP VALUE PORTFOLIO

GOAL:
The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

MAIN INVESTMENT STRATEGIES:
Under normal market conditions, the Portfolio invests at least 65% of its total assets in value securities, such as common stocks, issued by companies with market capitalizations within the range of the Russell 2000(R) Index. The value securities in the Portfolio are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

The Portfolio also may use options and futures contracts for hedging and risk management.

MAIN INVESTMENT RISKS:
The value of your investment in the Portfolio will go up and down, which means you could lose money, but you also have the potential to make money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the value securities in the Portfolio may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may even go down in price.

The Portfolio's use of options and futures contracts may reduce returns or increase volatility.

Although the Portfolio strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of its benchmark, the Russell 2000(R) Index, a widely recognized, unmanaged index that tracks the performance of 2000 small cap stocks, and the Russell 2000(R) Value Index, a widely-recognized, unmanaged index that tracks the performance of those Russell 2000 companies with lower price-to-book ratios and forecasted growth values. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

[BAR CHART OMITTED]
1999     15.93%
1998     10.94%


                    BEST QUARTER
         4th Quarter 1998           25.92%
                    WORST QUARTER
         3rd Quarter 1998           -19.85%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/99
                            PAST     SINCE INCEPTION
                            1 YEAR   (10/28/97)
------------------------------------------------------
Small Cap
Value Portfolio             15.93%     14.71%

Russell 2000(R)Index        21.26%      8.55%

Russell 2000(R) Value Index -1.49%     -1.71%


FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 16.

                                                        ========================
FEES AND EXPENSES:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid from your investment. Annual operating expenses are paid out of the Portfolio's assets, so their effect is included in the share price. The expenses listed below are based on the Portfolio's last fiscal year.

FEES AND EXPENSES TABLE
         SHAREHOLDER TRANSACTION FEES
         (Fees paid directly from your investment)
-------------------------------------------------------------------------
         Maximum Sales Charge (Load)
                  Imposed on Purchases . . .  . . . . . . . . . . .  None
         Maximum Deferred Sales Charge (Load) . . . . . . . . . .    None
         Maximum Sales Charge (Load)
                  Imposed on Reinvested
                  Dividends and Other Distributions . . . . . . . . .None
         Redemption Fee . . . . . . . . . . . . . . . . . . . . . .  None
         Exchange Fee . . . . . . . . . . . . . . . . . . . . . . .  None

         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)
-------------------------------------------------------------------------
         Management Fees . . . . . . . . . . . . . . . . . . . . . . 1.00%
         Distribution and/or Services (12b-1) Fees . . . . . . . . . None
         Other Expenses . . . . . . . . . . . . . . . . . . . . . . .0.29%
         Total Annual Fund Operating Expenses . . . . . . . . . . .  1.29%
         Less:  Fee Waiver (and/or Expense Reimbursement) . . . . .  0.09%
         Net Expenses . . . . . . . . . . . . . . . . . . . . . . .  1.20%*

* This is the actual total fund operating expense you would have paid as an investor in this Portfolio for the fiscal year ended December 31, 1999. That's because Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. You should know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.

EXAMPLE:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes five assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; 4) the Portfolio's operating expenses remain the same for the time periods shown and; 5) the expense cap is in place only for one year. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

                              YOUR COST
         1 YEAR                             $122
         3 YEARS                            $400
         5 YEARS                            $699
         10 YEARS                           $1,549

====================
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

GOAL:
The Portfolio seeks to provide investors with long-term growth of capital. Current income is incidental to the Portfolio's goal.

MAIN INVESTMENT STRATEGIES:
Under normal market conditions, the Portfolio, a non-diversified fund, will invest at least 65% of its total assets in common stocks of companies doing business in the technology and communications sectors of the market. In addition, the Portfolio is concentrated which means it will invest 25% or more of its total assets in one or more of the industries within these sectors. These industries may include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology. The Portfolio offers investors significant growth potential because it invests in companies that may be responsible for breakthrough products or technologies or positioned to take advantage of cutting-edge developments. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. The Portfolio may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects. The Portfolio may use options and futures contracts for hedging and risk management.

MAIN INVESTMENT RISKS:
The value of your investment in the Portfolio will go up and down, which means you could lose money, but you also have the potential to make money.

The Portfolio is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a more diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate in value more than it would in a more widely diversified fund.

The Portfolio is concentrated which means, compared to a non-concentrated fund, it invests a higher percentage of its assets in specific industries within the technology and communications sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular industry, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not concentrate its investments.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology issues.

The Portfolio's use of options and futures contracts may reduce returns or increase volatility.

Although the Portfolio strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Soundview Technology Index, a widely recognized, unmanaged index that measures the performance of 100 major technology stocks, as chosen by Soundview Financial Group. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

[BAR CHART OMITTED]
1999     234.38%
1998      32.20%

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 16.

                                                       =========================
PORTFOLIO

                    BEST QUARTER
         4th Quarter 1999           108.57%
                    WORST QUARTER
         3rd Quarter 1998           -8.97%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/99
                             PAST   SINCE INCEPTION
                            1 YEAR  (4/30/97)
---------------------------------------------------
Technology &
Communications Portfolio   234.38%   77.08%

Soundview
Technology Index           129.79%   63.44%

Prior to November 2, 1999, the Portfolio was diversified and did not concentrate its investments. Therefore, the Portfolio's performance prior to November 2, 1999 may not be indicative of how it will perform in the future.

FEES AND EXPENSES:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid from your investment. Annual operating expenses are paid out of the Portfolio's assets, so their effect is included in the share price. The expenses listed below are based on the Portfolio's last fiscal year.

FEES AND EXPENSES TABLE
         SHAREHOLDER TRANSACTION FEES
         (Fees paid directly from your investment)
-----------------------------------------------------------------------
         Maximum Sales Charge (Load)
                  Imposed on Purchases . . . . . . . . . . . . . . None
         Maximum Deferred Sales Charge (Load) . . . . . . . . . .  None
         Maximum Sales Charge (Load)
                  Imposed on Reinvested
         Dividends and Other Distributions . . . . . . . . . . . . None
         Redemption Fee . . . . . . . . . . . . . . . . . . . . . .None
         Exchange Fee . . . . . . . . . . . . . . . . . . . . . . .None

         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)
-----------------------------------------------------------------------
         Management Fees . . . . . . . . . . . . . . . . . . . . . 0.85%
         Distribution and/or Services (12b-1) Fees . . . . . . . . None
         Other Expenses . . . . . . . . . . . . . . . . . . . . . .0.24%
         Total Annual Fund Operating Expenses . . . . . . . . . .  1.09%*


* You should know that Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. You should also know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. In 1999, the Board elected to reimburse $93,603 in waived fees, which are included in the calculation of "Other Expenses" above. At the time of the election, the Portfolio had total assets in excess of $204 million.

EXAMPLE:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

                              YOUR COST
         1 YEAR                             $111
         3 YEARS                            $347
         5 YEARS                            $601
         10 YEARS                           $1,329

====================
PBHG SELECT 20 PORTFOLIO

GOAL:
The Portfolio, a non-diversified fund, seeks to provide investors with long-term growth of capital.

MAIN INVESTMENT STRATEGIES:
Under normal market conditions, the Portfolio will invest at least 65% of its total assets in growth securities, such as common stocks, of no more than 20 large capitalization companies. These companies generally have market capitalizations over $1 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

The Portfolio may use options and futures contracts for hedging and risk management.

MAIN INVESTMENT RISKS:
The Portfolio is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value than it would in a diversified fund.

The value of your investment in the Portfolio will go up and down, which means you could lose money, but you also have the potential to make money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation, or industry changes.

While the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may even go down in price, the Portfolio's emphasis on large company securities may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities.

The Portfolio's use of options and futures contracts may reduce returns or increase volatility.

Although the Portfolio strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

[BAR CHART OMITTED]
1999     100.61%
1998      62.52%

                     BEST QUARTER
         4th Quarter 1999           74.31%
                     WORST QUARTER
         3rd Quarter 1998           -4.18%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/99
                  PAST     SINCE INCEPTION
                  1 YEAR      (9/25/97)
----------------------------------------------
Select 20 Portfolio 100.61%   68.69%

S&P 500(R) Index     21.04%   23.27%

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 16.

                                                         =======================
FEES AND EXPENSES:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid from your investment. Annual operating expenses are paid out of the Portfolio's assets, so their effect is included in the share price. The expenses listed below are based on the Portfolio's last fiscal year.

FEES AND EXPENSES TABLE
         SHAREHOLDER TRANSACTION FEES
         (Fees paid directly from your investment)
------------------------------------------------------------------------
         Maximum Sales Charge (Load)
                  Imposed on Purchases . . . . . . . . . . . . . . None
         Maximum Deferred Sales Charge (Load) . . . . . . . . . .  None
         Maximum Sales Charge (Load)
                  Imposed on Reinvested
         Dividends and Other Distributions . . . . . . . . . . . . None
         Redemption Fee . . . . . . . . . . . . . . . . . . . . . .None
         Exchange Fee . . . . . . . . . . . . . . . . . . . . . . .None

ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from portfolio assets)
-----------------------------------------------------------------------
Management Fees . . . . . . . . . . . . . . . . . . . . . . . . . .0.85%
Distribution and/or Services(12b-1) Fees . . . . . . . . . . . .   None
Other Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20%
Total Annual Fund Operating Expenses . . . . . . . . . . . . .     1.05%*

* You should know that Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. You should also know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. In 1999, the Board elected to reimburse $27,776 in waived fees, which are included in the calculation of "Other Expenses" above. At the time of the election, the Portfolio had total assets in excess of $394 million.

EXAMPLE:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

                         YOUR COST
         1 YEAR                             $107
         3 YEARS                            $334
         5 YEARS                            $579
         10 YEARS                           $1,283

==========================
MORE ABOUT THE PORTFOLIOS

RISKS & REWARDS:
This section takes a closer look at the investment strategies that make up each Portfolio's risk and reward characteristics.

In addition to the main investment strategies described in the Portfolio Summaries section of this Prospectus, each Portfolio may make other types of investments that have different risk/reward characteristics. These investments, the Portfolios' main investment strategies and their risk/reward characteristics are described in the table set forth below. From time to time, a Portfolio may make investments and pursue strategies different from those described in this Prospectus. Those investments and strategies are described in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

================================================================================
SECURITIES
================================================================================

Shares representing ownership in a corporation. Each Portfolio may invest in the following types of equity securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL RISKS:
o Security prices fluctuate over time.
o Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.
o Security prices may fall because of factors affecting companies in a number of industries, such as production costs. o Security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

POTENTIAL REWARDS:
o Securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

POLICIES TO BALANCE RISKS & REWARDS:
o Pilgrim Baxter and Value Investors maintain a long-term investment approach and focus on securities they believe can appreciate over an extended time frame, regardless of interim fluctuations. o Under normal circumstances, each Portfolio intends to remain fully invested, with at least 65% of its total assets in securities.
o Pilgrim Baxter and Value Investors focus their active management on securities selection, the area they believe their commitment to fundamental research can most enhance a Portfolio's performance.

================================================================================
GROWTH SECURITIES
================================================================================
Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS:
o See securities.
o Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.
o The growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL REWARDS:
o See Securities
o Growth securities may appreciate faster than non-growth securities

POLICIES TO BALANCE RISKS & REWARDS:
o See securities.
o In managing a Portfolio, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. Pilgrim Baxter believes a key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.
o Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects or the risk of a decline in its market price is too great.

================================================================================
VALUE SECURITIES
================================================================================
Securities that Value Investors believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratio, earnings power, dividend income potential, and competitive advantages.

Potential Risks:
o See securities.
o Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor.
o The value securities in the Portfolio may never reach what Value Investors believes are their full value and may even go down in price.

POTENTIAL REWARDS:
o See securities.
o Value securities may produce significant capital appreciation as the market recognizes their full value.

POLICIES TO BALANCE RISKS & REWARDS:
o See securities.
o In managing a Portfolio, Value Investors uses its own research, computer models and measures of value.
o Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Value Investors' expectations.

================================================================================
SMALL & MEDIUM SIZED COMPANY SECURITIES:
================================================================================

POTENTIAL RISKS:
o Smaller company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

POTENTIAL REWARDS:
o Smaller company securities may appreciate faster than those of larger, more established companies for many reasons. For example, smaller companies tend to have younger product lines whose distribution and revenues are still maturing.

POLICIES TO BALANCE RISKS & REWARDS:
o Pilgrim Baxter and Value Investors focus on smaller companies with strong balance sheets that they expect to exceed consensus earnings expectations.

================================================================================
TECHNOLOGY COMPANY SECURITIES:
================================================================================
Securities of companies that rely extensively on technology in their product development or operations, are expected to benefit from technological advances and improvements, or may be experiencing exceptional growth in sales and earnings driven by technology or communications related products and services.

POTENTIAL RISKS:
o Technology company securities are strongly affected by worldwide scientific and technological developments and governmental policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology issues.

POTENTIAL REWARDS:
o Technology company securities offer investors significant growth potential because they may be responsible for break through products or technologies or may be positioned to take advantage of cutting-edge, technology related developments.

POLICIES TO BALANCE RISKS & REWARDS:
o With the exception of the Technology & Communications Portfolio, each Portfolio seeks to strike a balance among the industries in which it invests so that no one industry dominates the Portfolio's investments.
o Although the Technology & Communi-cations Portfolio will invest 25% or more of its total assets in one or more of the industries within the technology and communications sectors, the Portfolio seeks to strike a balance among the industries in which it invests in an effort to lessen the impact of negative developments in the technology and communications sectors.

================================================================================
FUTURES & OPTIONS:
================================================================================
A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option contract is the right to buy or sell a set quantity of an underlying instrument at a pre-determined price.

POTENTIAL RISKS:
o A futures or option contract used to hedge the Portfolio or specific securities may not fully offset the underlying position.
o A futures or option contract used for risk management may not have the intended effects and may result in losses or missed investment opportunities.
o The counterparty to a futures or option contract could default.

POTENTIAL REWARDS:
o A futures or option contract that correlates well with the underlying position can reduce or eliminate losses at low cost. o A Portfolio could make money and protect against losses if Pilgrim Baxter's or Value Investors' analysis proves correct.

POLICIES TO BALANCE RISKS & REWARDS:
o Each Portfolio may use futures and options contracts for hedging and risk management, i.e., to establish or adjust exposure to particular securities, markets or currencies; to manage a Portfolio's exposure relative to its benchmark; or to equitize cash.
o Each Portfolio only establishes hedges that it expects will be highly correlated with underlying securities positions.
o No Portfolio considers using futures or options contracts unless it would be cost-effective.
o Each Portfolio maintains assets sufficient to meet its obligations under the contract in a segregated margin account with a custodian bank.

================================================================================
OTC SECURITIES:
================================================================================
Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

POTENTIAL RISKS:
o OTC securities are not traded as often as securities listed on an exchange. So, if the Portfolio were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POTENTIAL REWARDS:
o Increases the number of potential investments for a Portfolio.
o OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

POLICIES TO BALANCE RISKS & REWARDS:
o Pilgrim Baxter and Value Investors use a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Portfolio's performance.

================================================================================
FOREIGN SECURITIES:
================================================================================

Equity securities of foreign issuers, including ADRs. ADRs are certificates issued by a U.S. bank that represent a stated number of shares of a foreign corporation that the bank holds in its vault. An ADR is bought and sold in the same manner as U.S. securities.

POTENTIAL RISKS:
o Foreign security prices may fall due to political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards.

POTENTIAL REWARDS:
o Favorable exchange rate movements could generate gains or reduce losses.
o Foreign investments,which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

POLICIES TO BALANCE RISKS & REWARDS:
o Each Portfolio limits the amount of total assets it invests in foreign securities as follows: Large Cap Growth/Technology & Communications/Select 20: 10% and Growth II/Small Cap Value/ Mid-Cap Value/Select Value: 15%. ADRs are not included in these limits.

================================================================================
ILLIQUID SECURITIES:
================================================================================
Securities that do not have a ready market and cannot be easily sold, if at all, at approximately the price that the Portfolio has valued them.

POTENTIAL RISKS:
o A Portfolio may have difficulty valuing these securities precisely.
o A Portfolio may be unable to sell these securities at the time or price it desires.

POTENTIAL REWARDS:
o Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

POLICIES TO BALANCE RISKS & REWARDS:
o Each Portfolio may not invest more than 15% of its net assets in illiquid securities.

================================================================================
RESTRICTED SECURITIES:
================================================================================
Privately placed securities whose resale is restricted under securities law.

POTENTIAL RISKS:
o Restricted securities may be difficult to value because market quotations may not be readily available.
o Because of the restrictions in resale of these securities, a Portfolio may not be able to find a qualified buyer or may not be able to sell these securities at the time or price it desires.

POTENTIAL REWARDS:
o Restricted securities may offer more future growth potential than publicly traded securities

POLICIES TO BALANCE RISKS & REWARDS:
o Each Portfolio limits the amount of total assets it invests in restricted securities as follows: Large Cap Growth/Technology & Communications/ Select 20: 10% and Small Cap Value/Mid-Cap Value/Select Value: 15%. The Growth II Portfolio is not currently permitted to invest in restricted securities.

================================================================================
WHEN ISSUED AND DELAYED-DELIVERY SECURITIES:
================================================================================

Securities subject to settlement on a future date.

POTENTIAL RISKS:
o When a Portfolio buys these securities, it could be exposed to leverage risk if it does not use segregated accounts.

POTENTIAL REWARDS:
o A Portfolio can take advantage of attractive investment opportunities.

POLICIES TO BALANCE RISKS & REWARDS:
o Only the Small Cap Value, Mid-Cap Value and Select Value Portfolios are permitted to invest in these securities. These Portfolios use segregated accounts to offset leverage risk.

Each Portfolio may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term instruments for temporary defensive purposes, to maintain liquidity or when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of equity securities, like stocks. In addition, while these investments are generally designed to limit a Portfolio's losses, they can prevent a Portfolio from achieving its investment goal.

Each Portfolio is actively managed, which means a Portfolio's manager may frequently buy and sell securities. Frequent trading increases a Portfolio's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Portfolio's performance. In addition, the sale of Portfolio securities may generate capital gains which, when distributed, may be taxable to you.

21

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===================
THE INVESTMENT ADVISER and Sub-Adviser

THE INVESTMENT ADVISER:
Pilgrim Baxter & Associates, Ltd., 825 Duportail Road, Wayne, Pa 19087, is the investment adviser for each Portfolio. Founded in 1982, Pilgrim Baxter currently manages approximately $25 billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenues and sales growth.

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using propriety software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process, it is able to construct a portfolio of investments with strong growth characteristics.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or deterioration in business fundamentals occurs or is expected to occur.

As investment adviser, Pilgrim Baxter makes investment decisions for the Growth II, Large Cap Growth, Technology & Communications and Select 20 Portfolios and oversees the investment decisions made by Value Investors as sub-adviser for the Small Cap Value, Mid-Cap Value and Select Value Portfolios. The Portfolios' Board of Directors supervises Pilgrim Baxter and Value Investors and establishes policies that Pilgrim Baxter and Value Investors must follow as investment adviser and sub-adviser.

THE SUB-ADVISER:
Pilgrim Baxter Value Investors, Inc., 825 Duportail Road, Wayne, PA 19087, is a wholly-owned subsidiary of Pilgrim Baxter. Founded in 1940, Value Investors currently manages $534 million for pension and profit sharing plans, charitable institutions, trusts, estates and other investment companies.

Value Investors' investment process, like that of Pilgrim Baxter, is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Small Cap Value, Mid-Cap Value and Select Value Portfolios, Value Investors first creates a universe of more than 8,000 companies whose current share price seems lower than its current or future worth. Then, using its own computer models and measures of value, Value Investors creates a sub-universe of statistically attractive value companies. Value Investors considers factors like a company's earnings power vs. its current stock price, its dividend income potential, its price-to-earnings ratio vs. similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Value Investors identifies those companies which are currently out of market favor but have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value.

Value Investors' decision to sell a security depends on many factors. Generally speaking, however, Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Value Investors' expectations.

For the fiscal year ended December 31, 1999, Pilgrim Baxter waived a portion of its fee so that the effective management fee paid by each of the following Portfolios was as follows:
Large-Cap Growth Portfolio 0.68%
Mid-Cap Value Portfolio    0.00%
Small Cap Value Portfolio  0.91%

As sub-adviser to the Small Cap Value, Mid-Cap Value and Select Value Portfolios, Value Investors is entitled to receive a fee from Pilgrim Baxter equal to a percentage of the daily net assets of each of these Portfolios.

                                                        ========================
LARGE CAP GROWTH PORTFOLIO/SELECT 20 PORTFOLIO:
Michael S. Sutton, CFA, has managed the PBHG Large Cap Growth and Select 20 Portfolios since November, 1999. Mr. Sutton joined Pilgrim Baxter in October 1999, from Loomis, Sayles & Co., where he worked for seven years as a portfolio manager of mid-to large cap growth portfolios. Prior to that, Mr. Sutton was a large cap growth portfolio manager with Stein, Roe & Farnham.

SELECT VALUE PORTFOLIO
Raymond J. McCaffrey, CFA, has managed the PBHG Select Value Portfolio since June, 1999. He joined Value Investors as a portfolio manager and analyst in 1997. Prior to joining Value Investors, Mr. McCaffrey worked for two years as a portfolio manager and analyst at Pitcairn Trust Company. His ten years of investment experience also include positions at Cypress Capital Management, Independence Capital Management and Fidelity Bank.

SMALL CAP VALUE PORTFOLIO/MID-CAP VALUE PORTFOLIO
Jerome J. Heppelmann, CFA, has managed the PBHG Small Cap Value and Mid-Cap Value Portfolios since June, 1999. He joined Pilgrim Baxter in 1994 as a Vice President of Marketing/Client Service and since 1997 has been a member of Value Investors Equity team. Prior to joining Pilgrim Baxter, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments.

GROWTH II PORTFOLIO/TECHNOLOGY & COMMUNICATIONS PORTFOLIO:
Jeffrey Wrona, CFA, has managed the Growth II Portfolio since January, 1998. He has managed the Technology & Communications Portfolio since May, 1998. Mr. Wrona joined Pilgrim Baxter in 1997 after seven years as a senior portfolio manager with Munder Capital Management and today manages several other funds at Pilgrim Baxter.

======================
YOUR INVESTMENT

PRICING PORTFOLIO SHARES:
The price of a Portfolio's shares is based on that Portfolio's net asset value
(NAV). A Portfolio's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Portfolio shares are priced every day at the close of regular trading on the New York Stock Exchange. Portfolio shares are not priced on days that the New York Stock Exchange is closed.

A Portfolio prices its investments for which market quotations are readily available at market value. It prices short-term investments at amortized cost, which approximates market value. It prices all other investments at fair value as determined in good faith by the Portfolios' Board of Directors. If a Portfolio holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Portfolio's shares may change on days when its shares are not available for purchase or sale.

BUYING & SELLING PORTFOLIO SHARES:
You may only buy and sell Portfolio shares through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy.

You may buy Portfolio shares at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your Portfolio shares to be bought at that day's NAV. The Participating Insurance Company is responsible for sending your buy order to the Portfolio. A Portfolio may periodically close to new purchases or refuse a buy order if the Portfolio determines that doing so would be in the best interests of the Portfolio and its shareholders.

You may sell Portfolio shares at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your sell order before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV. The Participating Insurance Company is responsible for sending your sell order to the Portfolio. The Portfolio generally sends payment for your shares to the Participating Insurance Company the business day after your sell order is received. Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for up to seven days as permitted by federal securities law.

DISTRIBUTIONS AND TAXES:
Each Portfolio distributes its net investment income and net realized capital gains to shareholders at least once a year. These distributions will be reinvested in the Portfolio unless the Participating Insurance Company instructs the Portfolio otherwise. There are no fees on reinvestments.

VA Contracts and VLI Policies are currently tax-deferred investments. Therefore, Portfolio distributions are exempt from current taxation if left to accumulate in your VA Contract or VLI Policy. In addition, exchanges among the Portfolios are currently not taxable. The prospectus for the Participating Insurance Company separate account discusses the tax status of VA Contracts and VLI Policies in greater detail. The tax status of a Portfolio's distributions for each calendar year will be detailed in the Participating Insurance Company's annual tax statement from that Portfolio. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

POTENTIAL CONFLICTS OF INTEREST:
Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contact and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Portfolios' Board of Directors monitors each Portfolio for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in a Portfolio. As a result, the Portfolio may be forced to sell securities. In addition, the Board may refuse to sell shares of a Portfolio to a particular VA Contract of VLI Policy or may suspend or terminate sales of Portfolio shares if required by law or regulatory authority or if the action is in the best interests of the Portfolio and its shareholders.

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25

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================================
FINANCIAL HIGHLIGHTS

A Portfolio's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Portfolio, assuming you reinvested all Portfolio distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Portfolio's financial statements are included in the Portfolio's Annual Report to Shareholders, which is available, free of charge, upon request.

FOR THE PERIOD ENDED DECEMBER 31, 1999
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD

            Net                                                                        Net                   Net
           Asset                    Realized and     Distributions   Distribution     Asset                 Assets      Ratio
           Value          Net        Unrealized        from Net         from          Value                  End     of Expenses
         Beginning     Investment  Gains or Losses    Investment       Capital         End        Total   of Period   to Average
         of Period   Income (Loss)  on Securities       Income         Gains        of Period     Return    (000)     Net Assets
PBHG GROWTH II PORTFOLIO
1999(5)  $11.63        $(0.04)        $11.46               --            --          $23.05       98.19%   $178,602     1.20%
1998      10.75         (0.06)          0.94               --            --           11.63        8.19%     18,321     1.20%
1997(1)   10.00           --            0.75               --            --           10.75        7.50%**   10,236     1.20%*

PBHG LARGE CAP GROWTH PORTFOLIO
1999     $15.44        $(0.05)        $10.12               --            --          $25.51       65.22%    $27,295     1.10%
1998      11.82         (0.02)          3.64               --            --          15.44        30.63%     12,598     1.10%
1997(1)   10.00           --            1.82               --            --          11.82        18.20%**    4,916     1.10%*

PBHG SELECT VALUE PORTFOLIO=
1999     $14.27         $0.13          $1.13              --          $(0.34)       $15.19         8.89%    $39,972     0.95%
1998      10.43         (0.02)          3.98            $(0.04)        (0.08)        14.27        37.96%     22,286     1.00%
1997(2)   10.00          0.02           0.41              --             --          10.43         4.30%**    1,560     1.00%*

PBHG MID-CAP VALUE PORTFOLIO
1999     $11.10         $0.02          $2.75              --          $(1.95)       $11.92        25.66%       $697     1.20%
1998(3)   10.00           --            1.10              --             --          11.10        11.00%**      555     1.20%*

PBHG SMALL CAP VALUE PORTFOLIO
1999     $11.61        $(0.03)         $1.88              --             --         $13.46        15.93%    $43,484     1.20%
1998      10.48         (0.02)          1.16              --          $(0.01)        11.61        10.94%     44,040     1.20%
1997(2)   10.00          0.01           0.47              --             --          10.48         4.80%**    9,321     1.20%*

PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
1999(5)  $13.76        $(0.13)        $32.38              --             --         $46.01       234.38% $1,635,448     1.09%
1998      10.41         (0.04)          3.39              --             --          13.76        32.20%     32,493     1.20%
1997(1)   10.00           --            0.41              --             --          10.41         4.10%**    9,117     1.20%*

PBHG SELECT 20 PORTFOLIO
1999     $16.30        $(0.08)        $16.48              --             --         $32.70       100.61%   $753,572     1.05%
1998      10.03         (0.01)          6.28              --             --          16.30        62.52%    317,926     1.20%
1997(4)   10.00           --            0.03              --             --          10.03         0.30%**    7,617     1.20%*

                            Ratio      Ratio of Net
                         of Expenses   Income (Loss)
         Ratio of Net    to Average     to Average
         Income (Loss)   Net Assets     Net Assets   Portfolio
          to Average     (Excluding     (Excluding    Turnover
          Net Assets      Waivers)       Waivers)       Rate

PBHG GROWTH II PORTFOLIO
1999(5)    (0.38)%         1.20%         (0.38)%       236.82%
1998       (0.64)%         1.54%         (0.98)%       228.09%
1997(1)    (0.11)%*        4.38%*        (3.29)%*       44.57%**

PBHG LARGE CAP GROWTH PORTFOLIO
1999       (0.41)%         1.17%         (0.48)%       157.04%
1998       (0.19)%         1.53%         (0.62%)        41.51%
1997(1)     0.00%*         5.21%*        (4.11)%*       37.42%**

PBHG SELECT VALUE PORTFOLIO=
1999        0.84%          0.95%          0.84%        927.02%
1998        0.67%          1.47%          0.20%        635.10%
1997(2)     1.91%*         8.04%*        (5.13)%*       68.93%**

PBHG MID-CAP VALUE PORTFOLIO
1999        0.15%          5.89%         (4.54)%       906.69%
1998(3)     0.26%*         4.13%*        (2.67)%*       72.32%**

PBHG SMALL CAP VALUE PORTFOLIO
1999       (0.20)%         1.29%         (0.29)%       277.95%
1998       (0.15)%         1.46%         (0.41)%       293.90%
1997(2)     1.40%*         3.63%*        (1.03)%*       41.14%**

PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
1999(5)    (0.64)%         1.09%         (0.64)%       273.76%
1998       (0.55)%         1.56%         (0.91)%       264.58%
1997(1)     0.37%*         5.09%*        (3.52)%*       69.34%**

PBHG SELECT 20 PORTFOLIO
1999       (0.46)%       139.05%
1998       (0.19)%        48.79%
1997(4)    (1.65)%*       18.53%**

*   Annualized.
**  Total return and portfolio turnover have not been annualized.
=   Prior to May 1, 2000, the PBHG Select Value Portfolio was named the PBHG Large Cap Value Portfolio.
(1) The PBHG Growth II, Large Cap Growth and PBHG Technology & Communication Portfolios commenced operations on
    April 30, 1997.
(2) The PBHG Select Value and PBHG Small Cap Value Portfolios commenced operations on October 28, 1997.
(3) The PBHG Mid-Cap Value Portfolio commenced operations on November 30, 1998.
(4) The PBHG Select 20 Portfolio commenced operations on September 25, 1997.
(5) Per share calculations were performed using average shares for the period.
Amounts designated as "--" are either $0 or have been rounded to $0.

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====================
FOR MORE INFORMATION

For investors who want more information about the Portfolios, the following documents are available free upon request:

STATEMENT OF ADDITIONAL
INFORMATION (SAI):
Provides more information about the Portfolios and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS:
Provides financial and performance information about the Portfolios and their investments and a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the last fiscal year or half-year.

Copies of the current versions of these documents, along with other information about the Portfolios, may be obtained by contacting:

PBHG INSURANCE SERIES FUND, INC.
P.O. BOX 419229
KANSAS CITY, MO 64141-6229

TELEPHONE:
1-800-347-9256
You may also contact the Participating Insurance Company for copies of these documents.

These reports and other information about the PBHG Insurance Series Fund, Inc. are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. PBHG Insurance Series Fund, Inc.'s Investment Company Act file number is 811-08009.

PBHG-ISF Prospectus 5/2000